Related Party Transactions (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2014
Related Party Transactions 1	$ 56,000
Related Party Transactions 2	0
Related Party Transactions 3	56,700
Related Party Transactions 4	0
Related Party Transactions 5	267,918
Related Party Transactions 6	63,276
Related Party Transactions 7	450,000
Related Party Transactions 8	450,000
Related Party Transactions 9	75,000
Related Party Transactions 10	75,000
Related Party Transactions 11	300,000
Related Party Transactions 12	18,000
Related Party Transactions 13	0
Related Party Transactions 14	75,000
Related Party Transactions 15	$ 7,500
Related Party Transactions 16	75,000
Related Party Transactions 17	$ 0.10